Net Defined Benefit Liabilities (Assets) - Summary of Amounts Recognized in the Consolidated Statements of Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 213,922	₩ 238,068	₩ 249,125
Net Interest cost	(17,462)	3,139	5,047
Changes due to settlements of plan & Past Service Cost	1	(701)	(681)
Transfer out	(13,435)	(15,102)	(16,660)
Total expenses	₩ 183,026	₩ 225,404	₩ 236,831